Income Taxes - Income from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Domestic	$ 890	$ 927	$ 897
Foreign	206	235	263
Income from continuing operations before income taxes	$ 1,096	$ 1,162	$ 1,160